Offerings - Offering: 1	Feb. 13, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Streamex Corp. Technologies, Inc. 2023 Long-Term Incentive Plan, as amended - Common Stock, $0.001 par value per share
Amount Registered | shares	22,494,324
Proposed Maximum Offering Price per Unit | $ / shares	2.51
Maximum Aggregate Offering Price	$ 56,460,753.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,797.23
Offering Note

(1)	Represents the maximum number of shares of common stock, par value $0.001 per share (“Common Stock”), of Streamex Corp (the “Registrant”) issuable pursuant to the Streamex Corp. 2023 Long-Term Incentive Plan, as amended (the “Plan”) being registered herein.

(2)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Act”) this Registration Statement also covers such additional shares of Common Stock, as may issue to prevent dilution from stock splits, stock dividends and similar transactions.

(3)	Estimated solely for the purposes of determining the amount of the registration fee, pursuant to Rules 457(c) and 457(h) under the Securities Act, based upon the average high and low price of the Common Stock as reported on The Nasdaq Capital Market on February 12, 2026.